Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	87 Months Ended		117 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Apr. 03, 2017	Jun. 30, 2016	Jun. 30, 2015	Oct. 01, 2014	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
Account Value	$ 14,259	$ 14,259	$ 14,259	$ 14,259	$ 14,259	$ 14,259	$ 14,259	$ 12,604	$ 12,771	$ 14,575	$ 12,874	$ 12,611	$ 11,664	$ 11,656		$ 10,693	$ 10,025		$ 9,625
Average Annual Return, Percent	8.89%	1.71%					3.61%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	13.13%	2.49%					4.01%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
Account Value	$ 13,883	$ 13,883	$ 13,883	13,883	13,883	13,883	$ 13,883	12,364	12,601	14,478	12,874	12,690	11,817	11,878		10,971	10,355		10,000
Average Annual Return, Percent	11.29%	1.81%					3.33%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	12.29%	1.81%					3.33%
Class F
Account Value [Line Items]
Line Graph and Table Measure Name			Class F
Account Value	$ 13,020	$ 13,020	$ 13,020	$ 13,020	13,020	13,020	$ 13,020	11,472	11,584	13,179	11,596	11,312	10,435	10,391	$ 10,000
Average Annual Return, Percent	13.49%	2.85%		3.71%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
Account Value	$ 152,669	$ 152,669	152,669	$ 152,669	$ 152,669	152,669	$ 152,669	134,604	135,996	154,825	136,415	133,141	122,794	122,337		111,889	104,550		100,000
Average Annual Return, Percent	13.42%	2.77%					4.32%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name					Class R
Account Value	$ 14,618	$ 14,618	14,618	14,618	$ 14,618	$ 14,618	$ 14,618	12,944	13,124	15,012	13,282	13,021	12,071	12,073		11,100	10,426	$ 10,000
Average Annual Return, Percent	12.93%	2.34%				3.97%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
Account Value	$ 15,355	$ 15,355	15,355	15,355	$ 15,355	$ 15,355	$ 15,355	13,532	13,651	15,532	13,677	13,341	12,298	12,239		11,198	10,456	10,000
Average Annual Return, Percent	13.48%	2.85%				4.50%
Class A - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	33,521	$ 33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171	10,742		10,000
Average Annual Return, Percent	24.56%	15.04%					12.86%
Class C - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	33,521	33,521	33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171	10,742		10,000
Average Annual Return, Percent	24.56%	15.04%					12.86%
Class F - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 26,279	$ 26,279	$ 26,279	$ 26,279	26,279	26,279	$ 26,279	21,098	17,642	19,737	14,018	13,040	11,809	10,325	10,000
Average Annual Return, Percent	24.56%	15.04%		14.27%
Class I - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Account Value	$ 335,207	$ 335,207	335,207	$ 335,207	$ 335,207	335,207	$ 335,207	269,121	225,029	251,754	178,810	166,327	150,635	131,704		111,712	107,423		100,000
Average Annual Return, Percent	24.56%	15.04%					12.86%
Class R - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 33,589	$ 33,589	33,589	33,589	$ 33,589	$ 33,589	$ 33,589	26,967	22,549	25,227	17,917	16,667	15,094	13,197		11,194	10,764	10,000
Average Annual Return, Percent	24.56%	15.04%				13.24%
Class Z - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 33,589	$ 33,589	33,589	33,589	$ 33,589	$ 33,589	$ 33,589	26,967	22,549	25,227	17,917	16,667	15,094	13,197		11,194	10,764	10,000
Average Annual Return, Percent	24.56%	15.04%				13.24%
Class A - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 15,168	$ 15,168	15,168	15,168	15,168	$ 15,168	$ 15,168	13,792	13,290	15,402	13,770	13,434	12,546	12,330		11,648	10,531		10,000
Average Annual Return, Percent	9.98%	2.46%					4.25%
Class A - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Linked Blended Benchmark1
Account Value	$ 15,265	$ 15,265	15,265	15,265	15,265	15,265	$ 15,265	13,636	13,353	15,279	13,669	13,052	11,994	11,912		11,091	10,407		10,000
Average Annual Return, Percent	11.94%	3.18%					4.32%
Class A - ICE BofA US All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US All Capital Securities Index
Account Value	$ 15,182	$ 15,182	15,182	15,182	15,182	15,182	$ 15,182	13,601	13,379	15,437	13,580	13,201	12,211	12,074		11,191	10,446		10,000
Average Annual Return, Percent	11.63%	2.83%					4.26%
Class C - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 15,168	$ 15,168	15,168	15,168	15,168	15,168	$ 15,168	13,792	13,290	15,402	13,770	13,434	12,546	12,330		11,648	10,531		10,000
Average Annual Return, Percent	9.98%	2.46%					4.25%
Class C - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Linked Blended Benchmark1
Account Value	$ 15,265	$ 15,265	15,265	15,265	15,265	15,265	$ 15,265	13,636	13,353	15,279	13,669	13,052	11,994	11,912		11,091	10,407		10,000
Average Annual Return, Percent	11.94%	3.18%					4.32%
Class C - ICE BofA US All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US All Capital Securities Index
Account Value	$ 15,182	$ 15,182	$ 15,182	15,182	15,182	15,182	$ 15,182	13,601	13,379	15,437	13,580	13,201	12,211	12,074		11,191	10,446		10,000
Average Annual Return, Percent	11.63%	2.83%					4.26%
Class F - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 12,654	$ 12,654	$ 12,654	$ 12,654	12,654	12,654	$ 12,654	11,506	11,088	12,850	11,488	11,207	10,467	10,287	10,000
Average Annual Return, Percent	9.98%	2.46%		3.30%
Class F - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Blended Benchmark1
Account Value	$ 13,245	$ 13,245	$ 13,245	$ 13,245	13,245	13,245	13,245	11,832	11,587	13,257	11,861	11,325	10,407	10,336	10,000
Average Annual Return, Percent	11.94%	3.18%		3.96%
Class F - ICE BofA US All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US All Capital Securities Index
Account Value	$ 12,972	$ 12,972	$ 12,972	$ 12,972	12,972	12,972	$ 12,972	11,620	11,431	13,189	11,603	11,279	10,433	10,316	$ 10,000
Average Annual Return, Percent	11.63%	2.83%		3.66%
Class I - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 151,683	$ 151,683	151,683	$ 151,683	151,683	151,683	$ 151,683	137,922	132,903	154,024	137,698	134,340	125,464	123,304		116,482	105,310		100,000
Average Annual Return, Percent	9.98%	2.46%					4.25%
Class I - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Linked Blended Benchmark1
Account Value	$ 152,647	$ 152,647	152,647	152,647	152,647	152,647	$ 152,647	136,364	133,535	152,788	136,691	130,515	119,936	119,119		110,912	104,073		100,000
Average Annual Return, Percent	11.94%	3.18%					4.32%
Class I - ICE BofA US All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US All Capital Securities Index
Account Value	$ 151,824	$ 151,824	151,824	151,824	$ 151,824	151,824	$ 151,824	136,010	133,790	154,373	135,805	132,014	122,109	120,745		111,909	104,455		$ 100,000
Average Annual Return, Percent	11.63%	2.83%					4.26%
Class R - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 15,147	$ 15,147	15,147	15,147	$ 15,147	$ 15,147	$ 15,147	13,773	13,272	15,381	13,750	13,415	12,529	12,313		11,632	10,516	10,000
Average Annual Return, Percent	9.98%	2.46%				4.35%
Class R - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Account Value	$ 15,229	$ 15,229	15,229	15,229	$ 15,229	$ 15,229	15,229	13,605	13,322	15,243	13,637	13,021	11,966	11,884		11,065	10,383	10,000
Average Annual Return, Percent	11.94%	3.18%				4.41%
Class R - ICE BofA US All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA US All Capital Securities Index
Account Value	$ 15,162	$ 15,162	15,162	15,162	$ 15,162	$ 15,162	15,162	13,583	13,361	15,416	13,562	13,184	12,194	12,058		11,176	10,431	10,000
Average Annual Return, Percent	11.63%	2.83%				4.36%
Class Z - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 15,147	$ 15,147	15,147	15,147	$ 15,147	$ 15,147	15,147	13,773	13,272	15,381	13,750	13,415	12,529	12,313		11,632	10,516	10,000
Average Annual Return, Percent	9.98%	2.46%				4.35%
Class Z - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Account Value	$ 15,229	$ 15,229	15,229	15,229	$ 15,229	$ 15,229	15,229	13,605	13,322	15,243	13,637	13,021	11,966	11,884		11,065	10,383	10,000
Average Annual Return, Percent	11.94%	3.18%				4.41%
Class Z - ICE BofA US All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA US All Capital Securities Index
Account Value	$ 15,162	$ 15,162	$ 15,162	$ 15,162	$ 15,162	$ 15,162	$ 15,162	$ 13,583	$ 13,361	$ 15,416	$ 13,562	$ 13,184	$ 12,194	$ 12,058		$ 11,176	$ 10,431	$ 10,000
Average Annual Return, Percent	11.63%	2.83%				4.36%